Business and Business Presentation	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Business and Business Presentation [Abstract]
BUSINESS AND BUSINESS PRESENTATION

NOTE 1 – BUSINESS AND BUSINESS PRESENTATION

General

HealthLynked Corp. (the “Company”) was incorporated in the State of Nevada on August 6, 2014. The Company currently operates in three distinct divisions:

●	Health Services Division: This division is comprised of the operations of (i) Naples Center for Functional Medicine (“NCFM”), a functional medical practice engaged in improving the health of its patients through individualized and integrative health care, (ii) Bridging the Gap Physical Therapy (“BTG”), a physical therapy practice in Bonita Springs, Florida that was subsequently sold in October 2025, (iii) Concierge Care Naples (“CCN”), a primary care providing a comprehensive range of medical services, and (iv) Aesthetic Enhancements Unlimited (“AEU”), a minimally and non-invasive cosmetic services. During 2024, the Company replaced our Naples Women’s Center (“NWC”) Obstetrics and Gynecology (OB/GYN) practice with CCN and relocated its AEU practice to the CCN office location. During May 2025, the Company consolidated the NCFM, AEU and CCN practices into the former NWC office.

●	Digital Healthcare Division: At the forefront of healthcare innovation, this division develops and manages an advanced online concierge medical service. The HealthLynked Network facilitates efficient management of medical records and care, allowing seamless patient appointment scheduling, comprehensive telemedicine services, and a cloud-based system for medical information and records management. It also supports physicians in expanding their practices and acquiring new patients through our robust online scheduling system.

●	Medical Distribution Division: MedOffice Direct LLC (“MOD”), a part of this division, operates as a virtual distributor of discounted medical supplies to consumers and medical practices nationwide, ensuring timely and cost-effective delivery.

Reverse Stock Split

On September 4, 2025, the Company effected a 1-for-100 reverse stock split of its issued and outstanding common stock (the “Reverse Stock Split”). In connection with the Reverse Stock Split, every 100 shares of the Company’s issued and outstanding common stock were automatically combined into one issued and outstanding share of common stock. The Reverse Stock Split did not change the par value of the common stock or the total number of shares authorized. No fractional shares were issued in connection with the Reverse Stock Split. Instead, any fractional share resulting from the Reverse Stock Split were rounded up to the nearest whole share.

As a result of the Reverse Stock Split, the number of issued and outstanding shares of common stock decreased from 284,750,832 shares to 2,847,873 shares. The number of shares reserved for issuance under the Company’s equity incentive plans and upon conversion or exercise of outstanding Series B Convertible Preferred Stock, convertible notes, stock options, and warrants were also proportionately adjusted. The Reverse Stock Split did not affect the Company’s total stockholders’ deficit, or the par value of the Company’s common stock, but did result in a proportionate adjustment to the per-share amounts of common stock and additional paid-in capital in the accompanying condensed consolidated financial statements.

All share and per-share information presented in the accompanying consolidated financial statements and notes thereto (including historical periods) have been retroactively adjusted, where applicable, to reflect the Reverse Stock Split.

Presentation

These unaudited condensed consolidated financial statements reflect all adjustments including normal recurring adjustments, which, in the opinion of management, are necessary to present fairly the financial position, results of operations and cash flows for the periods presented in accordance with the accounting principles generally accepted in the United States of America (“GAAP”). These unaudited condensed consolidated financial statements should be read in conjunction with the Company’s consolidated financial statements and notes thereto for the years ended December 31, 2024 and 2023, respectively, which are included in the Company’s Form 10-K, filed with the United States Securities and Exchange Commission (the “Commission”) on March 31, 2025. The Company assumes that the users of the interim financial information herein have read, or have access to, the audited consolidated financial statements for the preceding period, and that the adequacy of additional disclosure needed for a fair presentation may be determined in that context. The results of operations for the three and nine months ended September 30, 2025 are not necessarily indicative of results for the entire year ending December 31, 2025.

On a consolidated basis, the Company’s operations are comprised of the parent company, HealthLynked Corp., and its operating subsidiaries: NCFM, BTG, CCN (after October 1, 2024), AEU, NWC (through October 1, 2024), and MOD. Results through January 17, 2023 also include operations of ACO Health Partners, LLC (“AHP”), which was sold, and CHM, which was discontinued, both effective as of January 17, 2023. All significant intercompany transactions and balances have been eliminated upon consolidation. In addition, certain amounts in the prior periods’ consolidated financial statements have been reclassified to conform to the current period presentation.

Uncertainty Due to Geopolitical Events

Due to the Hamas-Israel, Iran-Israel and Russia-Ukraine conflicts, there has been uncertainty and disruption in the global economy. Although these events did not have a direct material adverse impact on the Company’s financial results for the three and nine months ended September 30, 2025, at this time the Company is unable to fully assess the aggregate impact the Hamas-Israel and Russia-Ukraine conflicts will have on its business due to various uncertainties, which include, but are not limited to, the duration of the conflicts, the conflicts’ effect on the economy, the impact on the Company’s businesses and actions that may be taken by governmental authorities related to the conflicts.

NOTE 1 - BUSINESS AND BUSINESS PRESENTATION

HealthLynked Corp. (the “Company”) was incorporated in the State of Nevada on August 6, 2014. On September 2, 2014, the Company filed Amended and Restated Articles of Incorporation with the Secretary of State of Nevada setting the total number of authorized shares at 500,000,000 shares, which included up to 480,000,000 shares of common stock and 20,000,000 shares of “blank check” preferred stock. On February 5, 2018, the Company filed an Amendment to its Amended and Restated Articles of Incorporation with the Secretary of State of Nevada to increase the number of authorized shares of common stock to 500,000,000 shares.

The Company currently operates in three distinct divisions:

●	Health Services Division: This division is comprised of the operations of (i) Naples Center for Functional Medicine (“NCFM”), a functional medical practice engaged in improving the health of its patients through individualized and integrative health care, (ii) Bridging the Gap Physical Therapy (“BTG”), a physical therapy practice in Bonita Springs, Florida that provides hands-on functional manual therapy techniques to speed patients’ recovery and manage pain without pain medication or surgery, (iii) Concierge Care Naples (“CCN”), a primary care providing a comprehensive range of medical services, and (iv) Aesthetic Enhancements Unlimited (“AEU”), a minimally and non-invasive cosmetic services. During 2024, the Company replaced our Naples Women’s Center (“NWC”) Obstetrics and Gynecology (OB/GYN) practice with CCN and relocated its AEU practice to the CCN office location.

●	Digital Healthcare Division: At the forefront of healthcare innovation, this division develops and manages an advanced online concierge medical service. The HealthLynked Network facilitates efficient management of medical records and care, allowing seamless patient appointment scheduling, comprehensive telemedicine services, and a cloud-based system for medical information and records management. It also supports physicians in expanding their practices and acquiring new patients through our robust online scheduling system.

●	Medical Distribution Division: MedOffice Direct LLC (“MOD”), a part of this division, operates as a virtual distributor of discounted medical supplies to consumers and medical practices nationwide, ensuring timely and cost-effective delivery.

In a strategic restructuring, during October 2022, our Board of Directors (the “Board”) approved the divestiture of the former ACO/MSO Division, including Cura Health Management LLC (“CHM”) and its subsidiary ACO Health Partners LLC (“AHP”). CHM and AHP were involved in enhancing coordinated care through the Medicare Shared Savings Program (“MSSP”). The divestiture was completed on January 17, 2023, aligning with the Company’s focus on core growth areas. See Note 4, “Discontinued Operations,” for additional information.

These consolidated financial statements reflect all adjustments including normal recurring adjustments, which, in the opinion of management, are necessary to present fairly the financial position, results of operations and cash flows for the periods presented in accordance with the accounting principles generally accepted in the United States of America (“GAAP”).

On a consolidated basis, the Company’s operations are comprised of the parent company, HealthLynked Corp., and its operating subsidiaries: NCFM, BTG, CCN (after October 1, 2024), AEU, NWC (through October 1, 2024), and MOD. Results through January 17, 2023 also include operations of AHP, which was sold, and CHM, which was discontinued, both effective as of January 17, 2023. All significant intercompany transactions and balances have been eliminated upon consolidation. In addition, certain amounts in the prior periods’ consolidated financial statements have been reclassified to conform to the current period presentation.

Reverse Stock Split

On September 4, 2025, the Company effected a 1-for-100 reverse stock split of its issued and outstanding common stock (the “Reverse Stock Split”). In connection with the Reverse Stock Split, every 100 shares of the Company’s issued and outstanding common stock were automatically combined into one issued and outstanding share of common stock. The Reverse Stock Split did not change the par value of the common stock or the total number of shares authorized. No fractional shares were issued in connection with the Reverse Stock Split. Instead, any fractional share resulting from the Reverse Stock Split were rounded up to the nearest whole share.

As a result of the Reverse Stock Split, the number of issued and outstanding shares of common stock decreased from 284,750,832 shares to 2,847,873 shares. The number of shares reserved for issuance under the Company’s equity incentive plans and upon conversion or exercise of outstanding Series B Convertible Preferred Stock, convertible notes, stock options, and warrants were also proportionately adjusted. The Reverse Stock Split did not affect the Company’s total stockholders’ deficit, or the par value of the Company’s common stock, but did result in a proportionate adjustment to the per-share amounts of common stock and additional paid-in capital in the accompanying condensed consolidated financial statements.

All share and per-share information presented in the accompanying consolidated financial statements and notes thereto (including historical periods) have been retroactively adjusted, where applicable, to reflect the Reverse Stock Split.

Uncertainty Due to Geopolitical Events

Due to the Hamas-Israel, Iran-Israel and Russia-Ukraine conflicts, there has been uncertainty and disruption in the global economy. Although these events did not have a direct material adverse impact on the Company’s financial results for the year ended December 31, 2024, at this time the Company is unable to fully assess the aggregate impact the Hamas-Israel and Russia-Ukraine conflicts will have on its business due to various uncertainties, which include, but are not limited to, the duration of the conflicts, the conflicts’ effect on the economy, the impact on the Company’s businesses and actions that may be taken by governmental authorities related to the conflicts.